Earnings/(losses) per share ("EPS") (Tables)	6 Months Ended
Jun. 30, 2018
Earnings/(losses) per share ("EPS")
Schedule of earnings/(losses) per share

	For the three months ended
	June 30, 2017	June 30, 2018
Basic loss per share
Loss for the period attributable to owners of the Group	(7,515)	(3,620)
Plus:
Dividend on preference shares	(2,516)	(2,516)

Loss for the period available to owners of the Group	(10,031)	(6,136)

Weighted average number of shares outstanding, basic	80,624,124	80,801,654

Basic loss per share	(0.12)	(0.08)

Diluted loss per share
Loss for the period available to owners of the Group used in the calculation of diluted loss per share	(10,031)	(6,136)

Weighted average number of shares outstanding, basic	80,624,124	80,801,654
Dilutive potential ordinary shares	—	—

Weighted average number of shares used in the calculation of diluted loss per share	80,624,124	80,801,654

Diluted loss per share	(0.12)	(0.08)

	For the six months ended
	June 30, 2017	June 30, 2018
Basic (loss)/earnings per share
Profit for the period attributable to owners of the Group	1,237	15,684
Less:
Dividend on preference shares	(5,031)	(5,032)

(Loss)/profit for the period available to owners of the Group	(3,794)	10,652

Weighted average number of shares outstanding, basic	80,592,912	80,758,631

Basic (loss)/earnings per share	(0.05)	0.13

Diluted (loss)/earnings per share
(Loss)/profit for the period available to owners of the Group used in the calculation of diluted (loss)/earnings per share	(3,794)	10,652

Weighted average number of shares outstanding, basic	80,592,912	80,758,631
Dilutive potential ordinary shares	—	732,041

Weighted average number of shares used in the calculation of diluted (loss)/earnings per share	80,592,912	81,490,672

Diluted (loss)/earnings per share	(0.05)	0.13